Restricted Cash - Summary of Disclosure of Restricted Cash (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash [Abstract]
Letters of credit	$ 0	$ 5,333
Securities collateral	7,773	0
Captive insurance	19,240	0
Restricted cash and cash equivalents	$ 27,013	$ 5,333